UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21179

BlackRock New York Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New York Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2007
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2007
BlackRock New York Insured Municipal Income Trust (BSE)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—154.7%
		New York—150.5%
$5,000		Convention Ctr. Operating Corp., Recreational Fac. Impvts. Hotel Occupancy Tax RB, Hotel Unit Fee
		Secured Proj., 5.00%, 11/15/44, AMBAC	11/15 @ 100	$5,188,700
		Dorm. Auth.,
2,000		Ad Valorem Ppty. Tax RB, Sch. Dist. Fin. Proj., Ser. A, 5.00%, 4/01/31, MBIA	10/12 @ 100	2,074,660
725		Coll & Univ. RB, Univ. of Rochester Proj., Ser. C, 4.25%, 7/01/39, AMBAC	01/17 @ 100	680,094
7,000		Hlth., Hosp. & Nursing Home Impvts. RB, Lutheran Med. Ctr. Proj., 5.00%, 8/01/31, MBIA	02/13 @ 100	7,265,090
10,000	[2]	Hlth., Hosp. & Nursing Home Impvts. RB, Mem. Sloan Kettering Ctr. Proj., Ser. 1, Zero Coupon,
		7/01/30, MBIA	ETM	3,539,800
5,000		Hlth., Hosp. & Nursing Home RB, New York & Presbyterian Hosp. Proj., 5.00%, 8/01/32, AMBAC	02/08 @ 101	5,080,250
6,000		Hlth., Hosp. & Nursing Home RB, St. Barnabas Hosp. Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	6,217,680
2,000		Hlth., Hosp. & Nursing Home RB, Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 5.25%, 7/01/31,
		AMBAC	07/11 @ 101	2,094,220
3,500		Sch. Impvts. Ad Valorem Ppty. Tax RB, Sch. Dist. Fin. Proj., Ser. D, 5.00%, 10/01/30, MBIA	10/12 @ 100	3,630,655
5,000		Univ. & Coll. Impvts. RB, Brooklyn Law Sch. Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	5,213,150
2,500	[3]	Univ. & Coll. Impvts. RB, Insured Fit Student Hsg. Corp. Proj., 5.125%, 7/01/14, FGIC	N/A	2,644,850
3,160		Univ. & Coll. Impvts. RB, Iona Coll. Proj., 5.00%, 7/01/27, XLCA	07/12 @ 100	3,258,466
3,000		Univ. & Coll. Impvts. RB, Joachim & Ann Residence Proj., 5.25%, 7/01/27	07/12 @ 100	3,101,100
7,000		Univ. & Coll. Impvts. RB, New York Univ. Proj., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	7,149,940
1,000		Herkimer Cnty. Indl. Dev. Agcy., Univ. & Coll. Impvts. RB, Herkimer Coll. Fndtn. Proj., 6.25%,
		8/01/34	08/13 @ 100	1,077,630
5,600		Hudson Yards Infrastructure Corp., Trans. Impvts. Misc. RB, Ser. A, 4.50%, 2/15/47, MBIA	02/17 @ 100	5,426,456
		Long Island Pwr. Auth., Elec., Pwr. & Lt. RB,
3,000		Ser. B, 5.00%, 12/01/35, CIFG	06/16 @ 100	3,137,130
3,800		Ser. F, 4.25%, 5/01/33, MBIA	11/16 @ 100	3,616,270
		Met. Transp. Auth.,
10,000		Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	10,334,700
4,000	[3]	Trans. Impvts. RB, Ser. A, 5.00%, 11/15/11, FGIC	N/A	4,191,640
1,085		Trans. RB, Ser. A, 5.00%, 11/15/25, FGIC	11/12 @ 100	1,133,358
8,470		Trans. RB, Ser. A, 5.00%, 11/15/30, FSA	11/12 @ 100	8,772,125
5,000		Trans. RB, Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	5,265,950
2,660		Trans. RB, Ser. E, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,801,485
		New York City Indl. Dev. Agcy.,
2,500		Private Primary Schs. Lease RB, Lycee Francis de New York Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	2,610,475
500		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/46, AMBAC	01/17 @ 100	521,645
1,000		Recreational Fac. Impvts. RB, Queens Baseball Stad. Pilot Proj., 5.00%, 1/01/36, AMBAC	01/17 @ 100	1,051,260
1,150		Recreational Fac. Impvts. RB, Yankee Stad. Pilot Proj., 5.00%, 3/01/36, MBIA	09/16 @ 100	1,207,247
		New York City Mun. Wtr. Fin. Auth.,
2,150		Wtr. RB, Ser. A, 4.25%, 6/15/39, FSA	06/17 @ 100	2,017,281
3,500		Wtr. RB, Ser. D, 5.00%, 6/15/39, AMBAC	06/15 @ 100	3,645,390
		New York City Transl. Fin. Auth., Pub. Impvts. Income Tax RB,,
235	[3]	5.00%, 11/01/11, AMBAC	N/A	248,153
5,765		5.00%, 5/01/30, AMBAC	11/11 @ 101	5,960,779
5,000		New York City Trust for Cultural Recs., Recreational RB, American Museum of Natural History Proj.,
		Ser. A, 5.00%, 7/01/44, MBIA	07/14 @ 100	5,169,300
1,000		New York, Rec. Recovery Impvts. GO, Ser. A, 4.125%, 3/01/37, FGIC	03/17 @ 100	921,090
6,000		Sales Tax Asset Receivables Corp., Pub. Impvts. Sales Tax RB, Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	6,285,840

1

BlackRock New York Insured Municipal Income Trust (BSE) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]		Value
		New York— (cont'd)
$1,400		Schuyler Cnty. Human Svcs. Dev. Corp., Pub. Impvts. Lease Approp. RB, 5.00%, 5/01/32	05/17	@ 100	$1,455,454
10,000		Triborough Brdg. & Tunl. Auth., Hwy. Tolls RB, Ser. E, 5.00%, 11/15/32, MBIA	11/12	@ 100	10,381,300
2,500	[3]	TSASC, Inc. Rec. Recovery Impvts., Tobacco Settlement Funded RB, Ser. 1, 5.75%, 7/15/12	N/A		2,709,125
					147,079,738

		Puerto Rico—4.2%
4,000		Indl. Tourist Edl. Med. & Env. Ctrl. Facs. Fing. Auth., Coll. & Univ. RB, Polytechnic Univ. of Puerto
		Rico Proj., Ser. A, 5.00%, 8/01/32, ACA	08/12	@ 100	4,096,600
		Total Long-Term Investments (cost $146,768,295)			151,176,338
		SHORT-TERM INVESTMENTS—1.0%
		New York—1.0%
100	[4]	New York City Mun. Wtr. Fin. Auth., Swr. Impvts. RB, Ser. C, 3.88%, 6/01/07, FGIC, FRDD, AMT	N/A		100,000
200	[4]	New York City Mun. Wtr. Fin. Auth., Wtr. RB, Ser. G, 3.86%, 6/01/07, FGIC, FRDD	N/A		200,000
700	[4]	New York City Mun. Wtr. Fin. Auth., Wtr. Util. Impvts. RB, Ser. C, 3.88%, 6/01/07, FGIC	N/A		700,000
					1,000,000
Shares
		Money Market Fund—0.0%
291	[5,6]	CMA New York Mun. Money Fund, 3.21%			291
		Total Short-Term Investments (cost $1,000,291)			1,000,291
Total Investments —155.7% (cost $147,768,5867)					$152,176,629
Other assets in excess of liabilities —1.6%					1,580,027
Preferred shares at redemption value, including dividends payable —(57.3)%					(56,034,899)
Net Assets Applicable to Common Shareholders —100%					$97,721,757

1	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

2	Security is collateralized by Municipal or U.S. Treasury obligations.

3	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of May 31, 2007.

5	Represents an investment in an affiliate.

6	Represents current yield as of May 31, 2007.

7	Cost for federal income tax purposes is $147,778,523. The net unrealized appreciation on a tax basis is $4,398,106, consisting of $4,885,855 gross unrealized appreciation and $487,749 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 94.6% of the Trust's managed assets.

ACA	—	4.5%
AMBAC	—	35.9%
CIFG	—	2.1%
FGIC	—	11.7%
FSA	—	7.0%
MBIA	—	27.8%
XLCA	—	5.6%

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	FRDD	—	Floating Rate Daily Demand
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
AMT	—	Subject to Alternative Minimum Tax	GO	—	General Obligation
CIFG—TCRS	—	CDC IXIS Financial Guaranty	MBIA	—	Municipal Bond Insurance Assoc.
ETM	—	Escrowed to Maturity	RB	—	Revenue Bond
FGIC	—	Financial Guaranty Insurance Co.	XLCA	—	XL Capital Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New York Insured Municipal Income Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007